Insurance Contracts - Summary of Insurance Income and Expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure Of Insurance Income And Expenses
Sub-total	₩ 17,136,842	$ 13,598,726	₩ 16,107,858	₩ 14,386,640
Premium income	15,765,939		14,684,383	12,872,727
Reinsurance income	1,029,943		990,437	823,500
Reversal of policy reserves	0		599	85
Separate account income	331,281		286,967	216,485
Income from change in reinsurance assets	0		135,159	467,729
Other insurance income	9,679		10,313	6,114
Sub-total	16,440,329	13,046,016	15,551,147	14,086,647
Insurance claims paid	6,325,021		5,777,899	5,264,829
Refunds of surrender value	5,556,410		4,032,209	3,286,150
Dividend expenses	15,370		14,038	11,661
Reinsurance expenses	1,268,711		1,163,056	1,127,304
Provision for policy reserves	1,046,300		2,761,735	2,709,903
Separate account expenses	264,517		112,180	113,703
Administration expenses	715,317		644,947	563,085
Amortization of deferred acquisition costs	1,018,784		819,154	767,633
Expenses from change in reinsurance assets	0		0	163
Claim survey expenses paid	73,803		60,234	58,873
Other insurance expenses	156,096		165,695	183,343
Net insurance income	₩ 696,513	$ 552,709	₩ 556,711	₩ 299,993